UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

2 AVENUE DE LAFAYETTE

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Tracie A. Coop Secretary The China Fund, Inc. 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS

CHINA —“A” SHARES
IT Services — (6.3%)
HAND Enterprise Solutions Co., Ltd. #	9,554,573	$23,384,065

TOTAL CHINA —“A”SHARES — (Cost $1,793,494)	6.3%	23,384,065

HONG KONG
Commercial Services & Supplies — (6.4%)
China Everbright International, Ltd. †(2)	25,049,000	22,834,211
Fook Woo Group Holdings, Ltd. #(1)(2)*	25,314,000	1,119,518

		23,953,729

Communications Equipment — (1.1%)
Comba Telecom Systems Holdings, Ltd. (2)*	10,958,500	3,928,006

Diversified Financial Services — (2.3%)
China Minsheng Banking Corp, Ltd.	3,628,000	3,667,411
Hong Kong Exchanges and Clearing, Ltd.	306,500	4,758,095

		8,425,506

Electronic Equipment & Instruments — (2.1%)
Digital China Holdings, Ltd. †(2)	7,256,000	7,971,005

Gas Utilities — (3.3%)
Enn Energy Holdings, Ltd. (2)	2,204,000	12,205,370

Health Care Equipment & Supplies — (1.2%)
Golden Meditech Holdings, Ltd. #(2)	35,040,000	4,292,041

Industrial Conglomerates — (3.0%)
Beijing Enterprises Holdings, Ltd.	789,500	5,262,824
Hutchison Whampoa, Ltd.	532,000	6,008,858

		11,271,682

Internet Software & Services — (3.2%)
Tencent Holdings, Ltd.	262,100	11,888,828

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG (continued)
Metals & Mining — (1.3%)
Tiangong International Co., Ltd. (2)†	18,480,000	$4,956,117

Oil, Gas & Consumable Fuels — (2.1%)
CNOOC, Ltd.	4,228,000	7,621,112

Personal Products — (2.1%)
Hengan International Group Co., Ltd. (2)	375,500	4,134,700
Natural Beauty Bio-Technology, Ltd. #	47,710,000	3,506,392

		7,641,092

Pharmaceuticals — (1.2%)
China Medical System Holdings, Ltd.	5,139,300	4,638,507

Real Estate Management & Development — (7.3%)
China Resources Land, Ltd. (2)	2,554,000	7,014,176
Shui On Land, Ltd. (2)	11,055,500	3,307,064
Sun Hung Kai Properties, Ltd. (2)	1,269,000	16,967,450

		27,288,690

Specialty Retail — (0.7%)
Zhongsheng Group Holdings, Ltd. (2)	2,662,000	2,759,563

Wireless Telecommunication Services — (4.1%)
China Mobile, Ltd.	1,445,500	15,357,535

TOTAL HONG KONG — (Cost $140,504,745)	41.4%	154,198,783

HONG KONG — “H” SHARES
Automobiles — (1.8%)
Qingling Motors Co., Ltd. #†	28,960,000	6,870,567

Commercial Banks — (6.3%)
Bank of China, Ltd.	17,771,000	7,423,917
Industrial & Commercial Bank of China	24,390,000	16,038,294

		23,462,211

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares		Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

HONG KONG — “H” SHARES (continued)
Health Care Providers & Services — (1.6%)
Sinopharm Group Co., Ltd. (2)		2,138,000	$5,871,695

Machinery — (1.8%)
CSR Corp., Ltd. (2)		9,930,000	6,606,556

TOTAL HONG KONG — “H” SHARES — (Cost $46,323,553)		11.5%	42,811,029

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $186,828,298)		52.9%	197,009,812

SINGAPORE
Media — (1.0%)
Asian Pay Television Trust *		5,200,000	3,671,452

TOTAL SINGAPORE — (Cost $4,074,574)		1.0%	3,671,452

TAIWAN
Computers & Peripherals — (1.7%)
Advantech Co., Ltd.		1,284,000	6,208,794

Containers & Packaging — (1.1%)
Taiwan Hon Chuan Enterprise Co., Ltd.		1,904,000	4,228,783

Electronic Equipment & Instruments — (3.9%)
Delta Electronics, Inc.		1,615,000	7,836,276
Tong Hsing Electronic Industries, Ltd.		1,380,000	6,719,024

			14,555,300

	Face Amount
Insurance — (2.0%)
Taiwan Life Insurance Co., Ltd., 4.0%, 12/28/14 #@	TWD	200,000,000	7,456,062

	Shares
Leisure Equipment & Products — (2.0%)
Merida Industry Co., Ltd.		1,126,000	7,510,046

Multiline Retail — (2.2%)
Taiwan FamilyMart Co., Ltd. #		1,592,652	8,232,407

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)

TAIWAN (continued)
Real Estate Management & Development — (2.6%)
Ruentex Development Co., Ltd.	4,933,904	$9,658,352

Semiconductors & Semiconductor Equipment — (9.6%)
Hermes Microvision, Inc.	269,000	8,342,754
MediaTek, Inc.	559,000	6,711,020
Taiwan Semiconductor Manufacturing Co., Ltd.	6,084,000	20,796,358

		35,850,132

TOTAL TAIWAN — (Cost $67,610,751)	25.1%	93,699,876

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $260,307,117)	85.3%	317,765,205

EQUITY-LINKED SECURITIES
Beverages — (0.8%)
Kweichow Moutai Co., Ltd. Access Product (expiration 10/26/15) 144A,*(3)	112,684	3,072,972

Construction & Engineering — (1.2%)
China State Construction Engineering Corp., Ltd. (expiration 01/17/14) 144A,*(4)	7,375,772	3,828,026
China State Construction Engineering Corp., Ltd. (expiration 07/28/14) 144A,*(3)	1,555,844	808,261

		4,636,287

Household Durables — (2.6%)
Gree Electric Appliances, Inc. Access Product (expiration 01/17/14) 144A,*(4)	1,838,546	7,745,794
Gree Electric Appliances, Inc. Access Product (expiration 10/14/13) 144A,*(3)	430,249	1,812,639

		9,558,433

Insurance — (2.3%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 01/17/14) 144A,*(4)	209,900	1,089,801

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
EQUITY-LINKED SECURITIES (continued)

Insurance (continued)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 06/30/15) 144A,*(3)	1,418,047	$7,362,358

		8,452,159

TOTAL EQUITY-LINKED SECURITIES — (Cost $29,020,031)	6.9%	25,719,851

DIRECT INVESTMENTS(5)
Food Products — (0.0%)
Zong Su Foods (acquired 09/21/10) *^# (1)(6)	2,677	—

	Face Amount
Health Care Providers & Services — (1.6%)
Golden Meditech Holdings, Ltd. (acquired 11/16/12) 15.0%, 11/16/13 #(1)	HKD 58,222,500	6,005,609

TOTAL DIRECT INVESTMENTS — (Cost $20,557,243)	1.6%	6,005,609

	Shares
COLLATERAL FOR SECURITIES ON LOAN
State Street Navigator Securities Lending Prime Portfolio	26,270,710	26,270,710

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $26,270,710)	7.1%	26,270,710

	Face Amount
SHORT TERM INVESTMENTS
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/01/13 (7)	$5,078,000	5,078,000

TOTAL SHORT TERM INVESTMENTS — (Cost $5,078,000)	1.4%	5,078,000

See notes to schedule of investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2013 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
TOTAL INVESTMENTS** — (Cost $341,233,101)	102.3%	$380,839,375

OTHER ASSETS AND LIABILITIES	(2.3)%	(8,464,198)

NET ASSETS	100.0%	$372,375,177

Notes to Schedule of Investments

*	Denotes non-income producing security.
^	Security is deemed worthless.
#	Illiquid security.
†	Affiliated issuer (see Note B).
@	The bond contains a feature or option to be converted into common stock.
(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
(2)	A portion or all of the security was held on loan. As of July 31, 2013, the market value of the securities loaned was $39,856,422.
(3)	Equity linked securities issued by Credit Lyonnais (CLSA).
(4)	Equity linked securities issued by Citigroup Global Markets Holdings.
(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued at acquisition cost and thereafter at fair value in good faith by or at the direction of the Board of Directors.
(6)	The security contains a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.
(7)	Repurchase agreement, dated 07/31/13, due 08/01/13 with repurchase proceeds of $5,078,001 is collateralized by US Treasury Bills 1.50% due 12/31/13 with a market value of $5,181,447.

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At July 31, 2013, these restricted securities amounted to $25,719,851, which represented 6.91% of net assets.

**	At July 31, 2013, aggregate cost for federal tax purposes was $341,233,101. Gross unrealized appreciation of investments was $86,086,325 and gross unrealized depreciation of investments was $46,480,051, resulting in net unrealized appreciation of investments of $39,606,274.

See notes to schedule of investments.

NOTE A – Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 —Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 — Inputs that are unobservable.

The availability of observable inputs used to measure fair value can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining the fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in is determined based on the lowest level input that is significant to the measurement in its entirety.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3	Total
COMMON STOCK AND OTHER EQUITY INTERESTS
Automobiles	$6,870,567	$—	$—	$6,870,567
Commercial Banks	23,462,211	—	—	23,462,211
Commercial Services & Supplies	22,834,211	—	1,119,518	23,953,729
Communications Equipment	3,928,006	—	—	3,928,006
Computers & Peripherals	6,208,794	—	—	6,208,794
Containers & Packaging	4,228,783	—	—	4,228,783
Diversified Financial Services	8,425,506	—	—	8,425,506
Electronic Equipment & Instruments	22,526,305	—	—	22,526,305
Gas Utilities	12,205,370	—	—	12,205,370
Health Care Equipment & Supplies	4,292,041	—	—	4,292,041
Health Care Providers & Services	5,871,695	—	—	5,871,695
IT Services	23,384,065	—	—	23,384,065
Industrial Conglomerates	11,271,682	—	—	11,271,682
Insurance	—	7,456,062	—	7,456,062
Internet Software & Services	11,888,828	—	—	11,888,828
Leisure Equipment & Products	7,510,046	—	—	7,510,046
Machinery	6,606,556	—	—	6,606,556
Media	3,671,452	—	—	3,671,452
Metals & Mining	4,956,117	—	—	4,956,117
Multiline Retail	8,232,407	—	—	8,232,407
Oil, Gas & Consumable Fuels	7,621,112	—	—	7,621,112
Personal Products	7,641,092	—	—	7,641,092
Pharmaceuticals	4,638,507	—	—	4,638,507
Real Estate Management & Development	36,947,042	—	—	36,947,042
Semiconductors & Semiconductor Equipment	35,850,132	—	—	35,850,132
Specialty Retail	2,759,563	—	—	2,759,563
Wireless Telecommunication Services	15,357,535	—	—	15,357,535

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	309,189,625	7,456,062	1,119,518	317,765,205

EQUITY-LINKED SECURITIES
Beverages	—	3,072,972	—	3,072,972
Construction & Engineering	—	4,636,287	—	4,636,287
Household Durables	—	9,558,433	—	9,558,433
Insurance	—	8,452,159	—	8,452,159

TOTAL EQUITY-LINKED SECURITIES	—	25,719,851	—	25,719,851

DIRECT INVESTMENTS
Food Products	—	—	— ^	—
Health Care Providers & Services	—	—	6,005,609	6,005,609

TOTAL DIRECT INVESTMENTS	—	—	6,005,609	6,005,609

COLLATERAL FOR SECURITIES ON LOAN	26,270,710	—	—	26,270,710

SHORT TERM INVESTMENTS	—	5,078,000	—	5,078,000

TOTAL INVESTMENTS	$335,460,335	$38,253,913	$7,125,127	$380,839,375

^	Security is deemed worthless.

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of July 31, 2013, there were no transfers between Level 1, 2 or 3.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the fund during the nine months ended July 31, 2013:

Investments in Securities	Balance as of October 31, 2012	Purchases	Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2013
COMMON STOCK AND OTHER EQUITY INTERESTS
Commercial Services & Supplies	$2,237,417	$—	$—	$—	$(1,117,899)	$—	$—	$1,119,518	$(1,117,899)
Hotels, Restaurants & Leisure	— ^	—	(4,246,696)	—	4,246,696	—	—	—	4,246,696

	2,237,417	—	(4,246,696)	—	3,128,797	—	—	1,119,518	3,128,797

DIRECT INVESTMENTS

Food Products	— ^	—	—	—	—	—	—	— ^	—
Health Care Providers & Services	25,868,089	17,115,616	(37,243,599)	11,159,745	(10,894,242)	—	—	6,005,609	(10,894,242)

	$28,105,506	$17,115,616	$(41,490,295)	$11,159,745	$(7,765,445)	$—	$—	$7,125,127	$(7,765,445)

^	Security is deemed worthless.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 for the Fund during the nine months ended July 31, 2013:

Asset Category	Fair Value at July 31, 2013	Valuation Technique(s)	Unobservable Input	Range	Impact to Valuation from an Increase in Input
Common Stock and Other Equity Interests
Commercial Services & Supplies	$1,119,518	Discount to last trade	Discount Rate	75%	Decrease in value

Direct Investments
Health Care Providers & Services	$6,005,609	Manager Valuation	Discount Rate	20%	Decrease in value

	$7,125,127

Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments; however, the Board of Directors of the Fund has suspended additional investments in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities.

The value of these securities at July 31, 2013 was $6,005,609 or 1.6% of the Fund’s net assets. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date(s)		Cost	Value
Golden Meditech, Holdings, Ltd.	11/16/2012	*	$5,557,209	$6,005,609
Zong Su Foods	09/21/2010		15,000,034	—

			$20,557,243	$6,005,609

*	The Fund made a direct investment in China Bright in August 2010. The investment included a put option, which the Fund exercised. The acquisition date reflects the date on which Golden Meditech Holdings, Ltd., the primary shareholder of China Bright paid the first installment of the put price and agreed to pay the balance in two additional installments.

NOTE B – INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

Name of Issuer	Shares/Par Held October 31, 2012	Gross Purchases and Additions	Gross Sales and Reductions	Shares/Par Held July 31, 2013	Value July 31, 2013	Income From Non- Controlled Affiliates	Gain/(Loss) Realized on Sale of Shares as of July 31, 2013
CDW Holding, Ltd. (1)	28,454,000	—	28,454,000	—	$—	$—	$1,569,757
China Bright (1)	14,665,617	—	14,665,617	—	—	—	11,166,654
China Everbright International, Ltd.	26,730,000	—	1,681,000	25,049,000	22,834,211	103,288	—
Digital China Holdings, Ltd.	9,603,000	—	2,347,000	7,256,000	7,971,005	—	(615,162)
Qingling Motors Co., Ltd.	24,836,000	4,124,000	—	28,960,000	6,870,567	468,481	—
Tiang International Co., Ltd.	—	18,480,000	—	18,480,000	4,956,117	137,686	—

	104,288,617	22,604,000	47,147,617	79,745,000	$42,631,900	$709,455	12,121,249

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.
(1)	Not affiliated as of July 31, 2013.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934
(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Adam Phua
Adam Phua
President of The China Fund, Inc.

Date:	September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam Phua
Adam Phua
President of The China Fund, Inc.

Date:	September 24, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer of The China Fund, Inc.

Date:	September 24, 2013